Capital risk management (Tables)	12 Months Ended
Dec. 31, 2022
CAPITAL RISK MANAGEMENT [Abstract]
Schedule of capital

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
CAPITAL (AS DEFINED ABOVE) IS SUMMARIZED AS FOLLOWS
Equity	959.5	955.9
Long-term debt	394.9	491.0
	1,354.4	1,446.9
Cash and cash equivalents	(200.8)	(481.5)
Total	1,153.6	965.4